Selected Statements Of Income Data (Tables)	12 Months Ended
Dec. 31, 2012
Selected Statements Of Income Data [Abstract]
Research And Development Costs, Net

	Year ended December 31,
	2012	2011	2010

Total costs	$126,584	$113,671	$102,208
Less - grants and participations	(4,087)	(3,394)	(3,814)
Less - capitalization of software development costs	(1,110)	(1,150)	(1,311)

	$121,387	$109,127	$97,083

Financial Income And Other, Net

	Year ended December 31,
	2012	2011	2010
Financial income:
Interest and amortization/accretion of premium/discount on marketable securities	$4,230	$8,357	$8,889
Gain on forward contracts	-	9,902	-
Realized gain on marketable securities	2,095	1,124	1,435
Interest	2,616	3,154	1,787
Foreign currency translation	1,717	1,725	927

	10,658	24,262	13,038
Financial expenses:
Realized loss on marketable securities	(495)	(333)	(238)
Interest	(103)	(165)	(46)
Foreign currency translation	(2,368)	(11,872)	(2,109)
Other	(954)	(1,109)	(1,306)

	(3,920)	(13,479)	(3,699)

Other income (expenses), net	1,530	(162)	(154)

	$8,268	$10,621	$9,185

Net Earnings Per Share
1.	Numerator:

	Year ended December 31,
	2012	2011	2010

Net income available to ordinary shareholders	$67,894	$57,263	$48,707

2.	Denominator (in thousands):

	Year ended December 31,
	2012	2011	2010

Denominator for basic net earnings per share -
Weighted average number of shares	60,905	62,924	62,652
Effect of dilutive securities:
Add - employee stock options and RSU	1,356	1,317	1,480

Denominator for diluted net earnings per share - adjusted weighted average shares	62,261	64,241	64,132